BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated September 16, 2019

to the Prospectus dated October 28, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 1, 2019, the portfolio management team of the portion of the Bridge Builder International Equity Fund’s assets allocated to Manning & Napier Advisors, LLC (“Manning & Napier”) will change as follows.

1.	Jeffrey W. Donlon will no longer serve as a member of the portfolio management team.
2.	Christian A. Andreach and Jay M. Welles will become members of the portfolio management team.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “Manning & Napier” under the sub-section entitled “Summary Section — Bridge Builder International Equity Fund — Sub-advisers and Portfolio Managers” is replaced with the following:

Manning & Napier

Portfolio Managers	Position with Manning & Napier	Length of Service to the Fund

Ebrahim Busheri, CFA	Director of Investments	Since Inception

Marc Tommasi	Co-Head of Global Equities, Senior Analyst/Chief Investment Strategist and Head of Non-U.S. Equity Core Team	Since Inception

Jeffrey W. Donlon, CFA*	Managing Director of Global Strategies and Senior Analyst	Since Inception

Christian A. Andreach, CFA	Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group and Head of U.S. Equity Core Team	Since October 2019

Jay M. Welles, CFA	Senior Analyst and Managing Director of Technology Group	Since October 2019

* Until October 1, 2019.

2.

The sub-section entitled “Portfolio Managers” under the section entitled “Management of the Funds — Sub-advisers and Portfolio Managers — International Equity Fund — Manning & Napier” is deleted and replaced with the following:

Portfolio Managers:

Ebrahim Busheri, CFA and Marc Tommasi have been portfolio managers of the International Equity Fund since its inception. Jeffrey W. Donlon, CFA has been a portfolio manager of the International Equity Fund since its inception and will continue to serve as a portfolio manager of the International Equity Fund until October 1, 2019. Christian A. Andreach, CFA and Jay M. Welles, CFA will begin serving as portfolio managers of the International Equity Fund on October 1, 2019.

Mr. Busheri is Director of Investments at Manning & Napier. He has been involved in the management of the Core Non-U.S. Equity strategy at Manning & Napier since 2012. From 2007 through 2011 he was a consultant for Heritage Capital.

Mr. Tomassi is the Co-Head of Global Equities, Senior Analyst, Chief Investment Strategist, and Head of the Non-U.S. Equity Core Team at Manning & Napier. He has been involved in the management of the Core Non-U.S. Equity strategy at Manning & Napier since 1996.

Mr. Donlon is a Senior Analyst and Managing Director of the Global Strategies Group. He has been involved in the management of the Core Non-U.S. Equity strategy at Manning & Napier since 2004.

Christian A. Andreach, CFA, is the Co-Head of Global Equities, Senior Analyst/Managing Director of the Consumer Group, and Head of the U.S. Equity Core Team at Manning & Napier. He joined Manning & Napier in 1999 and has been a Senior Analyst since 1999, Managing Director since 2002, Co-Head of Global Equities since 2010, and Head of the U.S. Equity Core Team since 2015. Mr. Andreach has also been a Member of Manning & Napier’s Senior Research Group and Global Core Team since 2002.

Jay M. Welles, CFA, is a Senior Analyst/Managing Director of the Technology Group at Manning & Napier. He joined Manning & Napier in 2000. He has been a Senior Analyst since 2004 and Managing Director since 2015.

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated September 16, 2019

to the Statement of Additional Information (the “SAI”)

dated October 28, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective October 1, 2019 (the “Effective Date”), the portfolio management team of the portion of the Bridge Builder International Equity Fund’s assets allocated to Manning & Napier Advisors, LLC (“Manning & Napier”) will change as follows.

1.	Jeffrey W. Donlon will no longer serve as a member of the portfolio management team.

2.	Christian A. Andreach and Jay M. Welles will become members of the portfolio management team.

Accordingly, as of the Effective Date, the SAI is hereby supplemented and revised as follows:

1.	All references to Mr. Donlon in the SAI are hereby deleted.

2.	The table under the sub-section entitled “The Funds’ Investment Teams — The Sub-advisers — International Equity Fund — Manning & Napier Advisors, LLC” is replaced with the following:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)[1]	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
		All Accounts
Ebrahim Busheri	6	$3.2 billion	6	$1.9 billion	4,407	$10.5 billion
Marc Tommasi	6	$3.2 billion	6	$1.9 billion	4,408	$10.5 billion
Christian A. Andreach	6	$3.2 billion	6	$1.9 billion	4,408	$10.5 billion
Jay M. Welles	1	$473 million	1	$50.6 million	48	$966 million

1 Information for each portfolio manager is provided as of June 30, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE